UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	March 31, 2016

United States Government and Agency Obligations 90.01%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 27.00%
Fixed Rates:
	1.13	09/22/17	$2,000,000	$2,011,134
	1.16	10/23/17	1,000,000	1,005,783
Variable Rates:
	0.42	07/08/16	2,000,000	2,000,306
	0.44	01/30/17	1,650,000	1,648,216
	0.46	04/27/17	10,000,000	9,990,070
				16,655,509
Federal Home Loan Bank 54.24%
Fixed Rates:
	1.10	12/22/16	10,000,000	10,035,220
	5.13	03/10/17	1,000,000	1,041,623
	0.88	09/22/17	1,500,000	1,505,469
	0.88	09/27/17	3,000,000	3,008,421
	1.00	12/19/17	8,000,000	8,030,680
	1.13	03/29/18	750,000	755,081
	1.70	07/26/18	3,000,000	3,010,236
	1.50	03/08/19	4,000,000	4,068,000
	1.22	04/11/19	2,000,000	1,999,040
				33,453,770
Tennessee Valley Authority 8.77%
Fixed Rates:
	6.25	12/15/17	2,930,000	3,193,624
	1.75	10/15/18	2,174,000	2,216,630
				5,410,254

Total Investments 90.01%				55,519,533
(cost $55,256,234)
Other assets and liabilities, net 9.99%				6,158,920

Net Assets 100.0%				$61,678,453

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds 80.48%	Coupon Rate %	Maturity Date	Principal Amount	Value
Alabama 0.98%
Alabama Public School & College Authority	5.00	12/01/16	$290,000	$298,471
Bessemer, Alabama Electric Revenue, Refunding, AGM	3.10	12/01/21	100,000	105,917
Huntsville City, Alabama Electric System Revenue, AGM	4.00	12/01/16	60,000	61,360
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00	06/01/16	90,000	90,343
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	368,223
Mobile Alabama, Refunding, GO Unlimited, Series B	5.00	02/15/17	45,000	46,710
Pelham, Alabama, GO Unlimited	2.00	02/01/18	130,000	132,673
				1,103,697
Alaska 0.04%
Valdez Alaska, School District, GO Unlimited	4.00	06/30/17	40,000	41,586
Arizona 0.85%
Arizona Board of Regents Certificates of Participation, Series B, AMBAC	4.50	06/01/16	200,000	201,270
Arizona State Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	184,354
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	220,930
Page, Arizona, Pledged Revenue, Refunding	3.00	07/01/16	350,000	351,967
				958,521
Arkansas 0.50%
Hot Springs, Arizona Wastewater Revenue	4.00	12/01/19	510,000	557,466
California 3.75%
California State, Prerefunded, GO Unlimited	5.00	09/01/35	130,000	132,356
California State, GO Unlimited	5.00	12/01/26	150,000	154,351
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,017
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	375,652
Chaffey Community College District, GO Unlimited, Series C, NATL	5.00	06/01/32	300,000	315,354
Delano, California Union High School District, Refunding, GO Unlimited, Series A, NATL	4.75	02/01/17	200,000	206,442

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
California (cont'd)
Elk Grove Unified School District, Community Facilities District #1, Refunding, Special Tax Revenue	2.00	12/01/16	$310,000	$312,080
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H, AGM	5.00	07/01/32	200,000	209,746
Riverside County, California Redevelopment Successor Agency, Refunding, Tax Allocation	5.00	10/01/19	200,000	225,672
San Francisco Municipal Transportation Agency	5.00	03/01/27	1,000,000	1,214,869
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital, AMBAC	5.00	02/01/18	350,000	370,153
Santa Clara Valley Transportation Authority, Series A, AMBAC	5.00	04/01/27	370,000	386,065
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue, AGM	4.25	11/01/22	300,000	315,219
				4,222,976
Colorado 1.24%
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00	12/01/16	265,000	272,330
Pueblo County, School District No. 70, GO Unlimited	4.00	12/01/24	990,000	1,121,362
				1,393,692
Connecticut 0.67%
Bristol, Connecticut, Refunding, GO Unlimited	3.00	10/15/16	180,000	182,349
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00	07/01/19	395,000	442,534
Connecticut State, Refunding, GO Unlimited, Series E	5.00	12/15/18	125,000	129,019
				753,902
District of Columbia 0.53%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	300,000	344,949
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A, AMBAC	5.00	10/01/16	250,000	255,288
				600,237

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Florida 6.42%
Broward County, Florida, Civic Arena Project, Refunding, Series A, AMBAC	5.00	09/01/20	$500,000	$508,895
Cape Coral, Florida Gas Tax Revenue, Series A	4.00	10/01/16	255,000	259,088
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	106,359
Delray Beach Florida, Utilities Tax Revenue, Refunding	5.00	06/01/23	505,000	611,146
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	320,728
Florida State Board of Education Lottery Revenue, Series B, BHAC	5.00	07/01/26	100,000	106,195
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	308,796
Florida State Department of Management Services Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	565,535
Florida State Department of Management Services Certificates of Participation, Series A	5.00	08/01/24	340,000	374,707
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	319,257
Hillsborough County, Florida School Board, Refunding, Series A	4.25	07/01/25	300,000	330,636
Hillsborough County, Florida School Board, Certificates of Participation, Refunding, NATL	4.00	07/01/19	100,000	103,658
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	314,064
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	467,180
Margate, Florida Water & Sewer Revenue, Refunding, AGM	4.00	10/01/19	250,000	269,928
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	430,000	507,684
Miami - Dade County, Florida School Board Foundation, Series B, AGC	5.00	11/01/31	200,000	204,960
Miami - Dade County, Florida Water & Sewer Revenue System, Series A, AGM	4.00	10/01/16	235,000	238,941
Orange County School Board, Certificate of Participation, Certificates of Participation, Series A, NATL	5.00	08/01/32	275,000	290,683

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Florida (cont'd)
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00	09/01/17	$225,000	$231,057
Polk County, Florida School District Revenue, AGM	5.00	10/01/17	215,000	228,240
Saint Johns County, Florida Transportation Revenue, Refunding, AGM	5.00	10/01/20	310,000	360,446
Volusia County, Florida School Board Sales Tax Revenue, NATL	4.20	10/01/16	200,000	203,350
				7,231,533
Georgia 1.85%
Atlanta Downtown Development Authority, Series A, NATL	4.25	12/01/16	250,000	251,333
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	654,534
Georgia State Municipal Electric Authority Revenue, Unrefunded, NATL	5.50	01/01/20	40,000	42,566
Georgia State Municipal Gas Authority, Toccoa Project, Refunding, AGM	5.00	06/01/22	600,000	702,174
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates, Series A	4.50	08/01/17	150,000	156,797
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B, AGM	5.00	07/01/18	250,000	271,790
				2,079,194
Guam 0.22%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25	10/01/18	250,000	253,323
Idaho 0.23%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	225,000	263,192
Illinois 5.43%
Chicago Board of Education, GO Unlimited, NATL	5.25	12/01/19	300,000	327,105
Chicago Board of Education, Dedicated Revenues, GO Unlimited, Series F	5.00	12/01/16	300,000	308,640
Chicago, Illinois, City Colleges, GO Unlimited, AMBAC	5.00	01/01/17	115,000	117,087
Chicago, Illinois, Direct Access Bond, GO Unlimited, Series E-1 B, AMBAC	4.00	01/01/19	200,000	200,502

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Illinois (cont'd)
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C, AGC	5.25	01/01/23	$250,000	$284,643
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	500,000	570,700
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	330,000	371,804
Du Page County School District No. 33 West Chicago, Redunding, Series B	4.00	12/01/21	1,000,000	1,110,949
Illinois Metropolitan Pier & Exposition Authority, Unrefunded, NATL (ZCB)	1.74(1)	06/15/18	415,000	399,521
Illinois Regional Transportation Authority, Series A, AMBAC	7.20	11/01/20	145,000	167,797
Illinois State, GO Unlimited	5.00	05/01/18	1,000,000	1,067,109
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	274,834
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00	01/01/17	570,000	582,848
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	333,567
				6,117,106
Indiana 2.08%
Fort Wayne, Indiana Waterworks Utility Revenue	2.00	12/01/16	585,000	590,271
Indiana State Finance Authority, Refunding	5.00	07/01/16	200,000	202,168
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L, NATL	5.25	01/01/33	305,000	325,478
Merrillville Redevelopment Authority	5.00	08/15/20	350,000	401,041
Tri-Creek 2002 High School Building, AGM	5.00	07/15/19	800,000	825,864
				2,344,822
Iowa 0.38%
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	425,472
Kansas 0.28%
Sedgwick County, Kansas, Unified School District No. 266 Maize, GO Unlimited, NATL	5.00	09/01/17	50,000	52,958
Wichita, Kansas, Refunding, GO Unlimited, Series A	5.00	12/01/17	250,000	267,663
				320,621

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Kentucky 2.49%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00	09/01/16	$215,000	$217,956
Fort Thomas Independent School District Finance Corp., Series C	2.00	11/01/17	465,000	473,184
Jefferson County School District Finance, Refunding, Series B	4.00	12/01/22	500,000	572,410
Kentucky Asset Liability Commission, Federal Highway Trust Fund	5.00	09/01/17	450,000	475,187
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A, NATL	5.25	09/01/22	440,000	467,179
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	597,100
				2,803,016
Louisiana 4.26%
Lafayette Consolidated Government, GO Unlimited	5.00	03/01/23	200,000	236,408
Louisiana Office Facilities Corp, Refunding	5.00	11/01/17	700,000	744,359
Louisiana State, GO Unlimited, Series A	5.00	08/01/26	800,000	934,080
Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Series B, AMBAC	5.00	06/01/21	245,000	246,730
Shreveport, Louisiana, Refunding	5.00	05/01/16	2,620,000	2,629,457
				4,791,034
Massachusetts 0.20%
Stoughton, Massachusetts Public Improvement, GO Limited, NATL	4.00	05/01/17	225,000	225,572
Michigan 2.98%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38	05/01/18	105,000	105,119
Gibraltar, Michigan School District, Refunding, AGM	5.00	05/01/21	475,000	544,483
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	300,966
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	115,992
Michigan State Grant Anticipation Bonds, AGM	5.00	09/15/16	200,000	203,764
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	225,912
Michigan Strategic Fund, Series A, AGC	5.00	10/15/17	200,000	212,256
Portage Public Schools, School Building & Site, GO Unlimited, AGM	5.00	05/01/20	300,000	324,291
Romeo Community School District, Refunding, GO Unlimited	3.00	05/01/18	500,000	520,455

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Michigan (cont'd)
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	$255,000	$277,590
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	527,152
				3,357,980
Minnesota 1.24%
Chaska, Minnesota Electric Revenue, Refunding, Series A	3.00	10/01/17	535,000	551,740
Lake Washington Sanitary District, GO Unlimited, Series A, AGM	2.00	02/01/18	205,000	209,629
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children’s Health Care, Series B, AGM	4.00	08/15/16	250,000	252,740
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Airport Revenue, Refunding, Series B, NATL	5.00	01/01/19	255,000	263,160
Royalton Independent School District No. 485, GO Unlimited, Series A	5.00	02/01/17	110,000	114,000
				1,391,269
Missouri 1.59%
Jackson County, Missouri, Special Obligation Refunding, Truman Sports Complex Project	5.00	12/01/18	215,000	237,240
Kansas City, Missouri, Refunding, Series B	5.00	08/01/19	650,000	731,107
Kansas City, Missouri Water Revenue, Series F, AGM	4.00	12/01/22	250,000	291,513
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00	04/01/17	250,000	260,145
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	272,216
				1,792,221
Nevada 0.09%
Clark County, Nevada, Prerefunded, GO Limited, AMBAC	5.00	11/01/18	65,000	66,688
Clark County, Nevada, Unrefunded, GO Limited, AMBAC	5.00	11/01/18	35,000	35,888
				102,576
New Hampshire 0.57%
New Hampshire, Federal Highway Grant Anticipation Bonds	5.00	09/01/17	200,000	211,658

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
New Hampshire (cont'd)
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	$400,000	$427,220
				638,878
New Jersey 5.06%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Limited	4.00	11/01/18	500,000	408,785
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding, AMBAC	5.00	06/01/17	150,000	152,742
Camden County, New Jersey Improvement Authority, Refunding	4.00	01/15/18	600,000	635,028
Cumberland County, New Jersey Improvement Authority, Technical High School Project, AGM	3.00	09/01/17	550,000	566,330
Dennis Township, New Jersey, GO Unlimited	2.00	10/01/16	160,000	161,005
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	267,681
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A, AGM	5.63	09/01/18	400,000	443,556
New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding	5.00	12/15/18	710,000	762,292
New Jersey Educational Facilities Authority, Montclair State University, Series A, AMBAC	5.00	07/01/31	175,000	176,897
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00	07/01/19	215,000	239,493
New Jersey Transportation Trust Fund Authority, Series A, NATL	5.00	06/15/16	440,000	443,423
Passaic County Improvement Authority	5.00	05/01/24	700,000	835,401
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	600,075
				5,692,708
New Mexico 0.63%
Clayton, New Mexico, Jail Project Revenue, CIFG	4.00	11/01/17	235,000	239,693
Los Alamos County, New Mexico, Sales Tax Revenue	5.75	06/01/16	470,000	473,840
				713,533

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
New York 3.71%
Arlington Central School District, GO Unlimited	5.00	12/15/25	$1,000,000	$1,216,419
Long Island Power Authority Revenue, New York Electric Systems, Series E	5.00	12/01/17	330,000	338,821
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	547,872
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	384,412
New York State Dormitory Authority, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00	01/15/17	300,000	310,416
North Castle, New York, Public Improvement, GO Unlimited	3.88	12/01/22	210,000	221,384
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	493,635
Sodus, New York Central School District, Refunding, GO Unlimited	3.00	06/15/18	640,000	666,003
				4,178,962
North Carolina 2.28%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	232,334
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,166,059
North Carolina Medical Care Commission, Firsthealth Carolina Project, Refunding, Series C	4.00	10/01/17	420,000	440,299
North Carolina State Capital Improvement Limited Obligation, Series 2011A	5.00	05/01/16	300,000	301,131
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	431,180
				2,571,003
North Dakota 0.23%
North Dakota Public Finance Authority, State Revolving Fund Program, Series A	4.00	10/01/16	250,000	254,130
Ohio 0.88%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding, AGM	5.25	09/15/22	130,000	161,009
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	677,229

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Ohio (cont'd)
Marion County, Ohio, Variable Refunding, GO Limited, CIFG	4.00	12/01/20	$150,000	$153,582
				991,820
Oklahoma 1.03%
Edmond Public Works Authority, Revenue, Refunding	5.00	07/01/23	300,000	358,359
Oklahoma County, Oklahoma Finance Authority, Jones Public School Project	4.00	09/01/16	200,000	202,584
Oklahoma Department of Transportation, Grant Anticipation Notes, NATL	5.00	09/01/16	250,000	254,293
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	346,638
				1,161,874
Oregon 0.20%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	200,000	225,728
Pennsylvania 2.91%
Allegheny County, Pennsylvania Sanitary Authority, AGM	5.00	06/01/19	700,000	783,272
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services, AMBAC	5.50	08/01/18	295,000	322,819
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project, Series A	5.10	07/01/20	140,000	155,732
Muhlenberg Township, Pennsylvania, GO Unlimited, AGM	3.00	11/01/17	280,000	286,258
Pennsylvania Higher Educational Facilities Authority, State System, Higher Education Project, Refunding, Series AQ	5.00	06/15/17	275,000	289,072
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	686,675
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	440,776
Wilkes-Barre Finance Authority, University of Scranton, Refunding, Series A	5.00	11/01/19	275,000	307,131
				3,271,735

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Rhode Island 0.22%
Rhode Island State Economic Development Corporation Revenue, Series A, NATL	5.00	06/15/17	$250,000	$252,123
South Carolina 0.88%
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	667,404
Spartanburg County, South Carolina Sanitation Sewer District, Series A, AGC	3.50	03/01/19	300,000	320,352
				987,756
Tennessee 0.63%
Haywood County, Tennessee, GO Unlimited, NATL	4.05	06/01/27	475,000	477,655
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding, AGM	5.00	05/01/20	200,000	230,632
				708,287
Texas 15.92%
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	149,078
Addison, Texas Certificates of Obligation, GO Unlimited	4.00	02/15/20	250,000	264,472
Annetta, Texas Certificates of Obligation, GO Limited	4.00	08/01/16	200,000	202,126
Beaumont Independent School District, GO Unlimited, PSF-GTD	5.00	02/15/23	1,000,000	1,036,759
Bexar, Texas, Venue Project, Refunding, AGM	4.00	08/15/16	1,615,000	1,633,943
Brownwood Independent School District, GO Unlimited, BAM	4.00	02/15/24	730,000	832,280
Center, Texas Certificates of Obligation, GO Limited, AGM (ZCB)	3.49(1)	02/15/20	150,000	139,758
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	125,000	132,474
Conroe Independent School District, GO Unlimited, PSF-GTD	4.00	02/15/17	55,000	56,584
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	350,000	397,866
Dallas Area Rapid Transit, Senior Lien, AMBAC	5.00	12/01/16	585,000	601,848
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded, AMBAC	4.50	10/01/19	165,000	174,044

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont'd)
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded, AMBAC	4.50	10/01/19	$60,000	$63,389
Forney, Texas, GO Limited, AGM	5.00	02/15/27	500,000	518,865
Fort Bend Grand Parkway Toll Road Authority	5.00	03/01/25	1,000,000	1,191,279
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A, PSF-GTD	4.50	08/15/25	180,000	188,921
Garland, Texas, GO Limited	5.00	02/15/25	650,000	741,117
Goose Creek, Texas Independent School District, GO Unlimited, Series A, PSF-GTD	5.25	02/15/18	370,000	384,915
Grand Prairie, Texas Independent School District, Refunding, GO Unlimited (ZCB)	5.02(1)	08/15/16	400,000	399,208
Greenville, Texas Independent School District, Refunding, GO Unlimited, PSF-GTD	4.00	08/15/17	120,000	121,517
Harris County, Texas, Refunding, GO Unlimited, Series B	4.50	10/01/31	220,000	224,237
Harris County, Texas Municipal Utility District No 290, GO Unlimited, Series A, BAM	1.50	09/01/17	200,000	201,756
Harris County, Texas Municipal Utility District No. 382, GO Unlimited, BAM	3.00	04/01/22	305,000	319,411
Houston Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00	09/01/19	45,000	45,784
Houston Texas, Hotel Occupancy Tax, Prerefunded, Series B	5.00	09/01/19	250,000	254,500
Houston Texas Combined Utility System Revenue, Prerefunded, AGM	5.00	11/15/27	150,000	160,089
Laredo, Texas, Waterworks & Sewer System Revenue, AGM	4.25	03/01/18	100,000	103,272
Lavaca-Navidad River Authority, Series A	4.00	08/01/22	270,000	304,136
Lavaca-Navidad River Authority, Series B	4.00	08/01/22	420,000	473,101
Lockhart, Texas Certificates of Obligation, BAM	4.00	08/01/23	830,000	949,213
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	587,400
Montgomery County, Texas Municipal Utility District No 113, GO Unlimited, BAM	2.00	09/01/17	260,000	263,910
Montgomery County, Texas Municipal Utility District No 113, GO Unlimited, BAM	2.00	09/01/16	735,000	738,557

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont'd)
Montgomery County, Texas Municipal Utility District No 119, GO Unlimited, Series A, AGM	4.00	04/01/18	$315,000	$331,837
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	325,698
Olmos Park Higher Education Facilities Corp, University of the Incarnate Word, Refunding	5.00	12/01/21	500,000	587,715
Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	327,995
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	464,812
San Marcos, Texas Tax & Toll Revenue, GO Limited, AGM	5.10	08/15/27	400,000	423,740
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	90,000	94,090
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	99,557
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	375,760
Texas Municipal Power Agency Revenue, Refunding, AGC	5.00	09/01/17	250,000	264,390
Victoria County, Texas Junior College District, GO Limited	3.00	08/15/16	250,000	252,170
Waxahachie, Texas, Refunding, GO Limited, AMBAC	4.20	08/01/22	500,000	523,505
				17,927,078
Utah 0.98%
Salt Lake County, Utah, Westminster College Project Revenue	5.00	10/01/24	235,000	243,493
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C, AGM	5.50	05/15/19	500,000	527,885
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	326,241
				1,097,619
Washington 3.10%
Cowlitz County, Washington, Refunding, GO Limited, Series A	3.00	04/01/18	195,000	202,348
Cowlitz County, Washington, Refunding, GO Limited, Series B	3.00	04/01/17	175,000	178,750
Energy Northwest, Columbia Station, Unrefunded	5.00	07/01/24	755,000	763,094
Kennewick, Washington, Refunding, GO Limited	4.00	12/01/16	470,000	480,312
Snohomish County, Washington Public Utility District No 1, Refunding	5.00	12/01/17	550,000	588,478

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2016

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Washington (cont'd)
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	$950,000	$1,118,900
Washington State Health Care Facilities Authority, Seattle Children's Hospital Project	5.00	10/01/17	150,000	159,468
				3,491,350
Wisconsin 2.95%
Johnson Creek School District, Bond Anticipation Note	3.00	03/01/20	1,000,000	1,021,640
Milwaukee, Wisconsin Sewerage System Revenue, Series S5	5.00	06/01/23	500,000	614,115
New Holstein, Wisconsin Electric System Revenue	4.25	05/01/18	270,000	270,748
Waunakee Community School District, Series A	5.00	04/01/18	250,000	270,055
Wisconsin State Health & Educational Facilities Authority, Luther Hospital Project	5.00	11/15/21	1,000,000	1,124,509
Wisconsin State, Refunding, GO Unlimited, Series 2, AMBAC	4.13	11/01/16	25,000	25,225
				3,326,292

Total Investments 80.48%				90,621,884
(cost $89,152,967)
Other assets and liabilities, net 19.52%				21,973,024

Net Assets 100.0%				$112,594,908

(1) Represents Yield on zero coupon bond.

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks 97.35%	Shares	Value
Advertising Agencies 4.01%
Omnicom Group	9,089	$756,477

Aerospace/Defense 9.98%
Lockheed Martin Corp.	3,396	752,214
Northrop Grumman Corp.	3,810	753,999
Raytheon Co.	3,059	375,125
		1,881,338
Airlines 4.00%
Southwest Airlines Co.	16,837	754,298

Automotive - Cars & Light Trucks 2.03%
Ford Motor Co.	28,365	382,928

Cable/Satellite TV 4.04%
Comcast Corp., Class A	12,456	760,812

Coatings/Paint 2.01%
Sherwin-Williams Co.	1,331	378,896

Dental Supplies & Equipment 4.04%
Patterson Companies, Inc.	16,353	760,905

Distribution/Wholesale 4.02%
WW Grainger, Inc.	3,243	757,013

Food - Retail 2.02%
Kroger Co.	9,942	380,281

Food-Wholesale/Distribution 3.02%
Sysco Corp.	12,181	569,218

Hotels & Motels 3.02%
Wyndham Worldwide Corp.	7,433	568,104

Life/Health Insurance 3.98%
Aflac, Inc.	11,883	750,293

Medical - Hospitals 4.00%
Universal Health Services, Class B	6,042	753,558

Medical - Wholesale Drug Distribution 2.01%
Cardinal Health, Inc.	4,630	379,429

Multi-line Insurance 7.01%
Hartford Financial Services Group, Inc.	16,353	753,546
XL Group plc, Class A	15,397	566,610
		1,320,156
Retail - Apparel/Shoe 2.99%
Ross Stores, Inc.	9,737	563,772

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Retail - Building Products 6.02%
Home Depot, Inc.	4,257	$568,012
Lowe's Companies, Inc.	7,471	565,928
		1,133,940
Retail - Computer Equipment 3.01%
GameStop Corp., Class A	17,885	567,491

Retail - Drug Store 7.04%
CVS Health Corp.	7,278	754,947
Walgreens Boots Alliance, Inc.	6,791	572,074
		1,327,021
Retail - Gardening Products 4.01%
Tractor Supply Co.	8,350	755,341

Retail - Major Department Store 4.00%
TJX Companies, Inc.	9,625	754,119

Transport - Services 3.01%
United Parcel Service, Class B	5,372	566,585

Transport - Truck 4.02%
JB Hunt Transport Services, Inc.	9,001	758,244

Wireless Equipment 4.06%
Motorola Solutions, Inc.	10,112	765,478

Total Common Stocks		18,345,697
(cost $18,094,464)

Rights 0.04%
Food - Retail 0.04%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	7,307*@
Property Development Centers, LLC, Contingent Value Right	7,200	352*@

Total Rights		7,659
(cost $0)

Total Investments 97.39%		18,353,356
(cost $18,094,464)
Other assets and liabilities, net 2.61%		491,768

Net Assets 100.0%		$18,845,124

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks 77.34%	Shares	Value
Aerospace/Defense 3.04%
Lockheed Martin Corp.	5,316	$1,177,494

Airlines 12.22%
Alaska Air Group, Inc.	14,291	1,172,148
Allegiant Travel Co., Class A	6,609	1,176,798
Hawaiian Holdings, Inc.	25,410	1,199,098*
Southwest Airlines Co.	26,581	1,190,829
		4,738,873
Building & Construction Products - Miscellaneous 3.11%
Trex Company, Inc.	25,157	1,205,775*

Coatings/Paint 3.01%
Sherwin-Williams Co.	4,102	1,167,716

Computer Services 2.16%
Manhattan Associates, Inc.	14,708	836,444*

Computers 2.07%
Apple, Inc.	7,381	804,455

Consulting Services 2.06%
Gartner	8,929	797,806*

Data Processing/Management 3.06%
Jack Henry & Associates	14,027	1,186,263

Diagnostic Kits 2.07%
IDEXX Laboratories	10,234	801,527*

Energy - Alternate Sources 0.09%
Pacific Green Energy Corp. (RS)	100,000	34,190*#@

Finance - Commercial 0.73%
IOU Financial, Inc.	818,300	283,530*

Finance - Credit Card 2.07%
MasterCard, Inc., Class A	8,509	804,101

Finance - Other Services 3.10%
MarketAxess Holdings, Inc.	9,623	1,201,239

Food - Miscellaneous/Diversified 1.91%
Cal-Maine Foods, Inc.	14,243	739,354

Gold Mining 0.00%
Gran Colombia Gold Corp.	500	37*

Human Resources 2.10%
Robert Half International	17,490	814,684

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Internet Infrastructure Software 3.07%
F5 Networks, Inc.	11,263	$1,192,189*

Medical - Biomedical/Gene 3.97%
Gilead Sciences, Inc.	8,397	771,348
Regeneron Pharmaceuticals, Inc.	2,133	768,819*
		1,540,167
Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0*#@

Multimedia 2.01%
FactSet Research Systems	5,148	780,076

Networking Products 2.05%
LogMeIn, Inc.	15,729	793,685*

Property/Casualty Insurance 2.02%
Universal Insurance Holdings, Inc.	43,960	782,488

Real Estate Operating/Development 0.84%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	327,791*#@

Retail - Auto Parts 3.01%
O'Reilly Automotive, Inc.	4,260	1,165,792*

Retail - Building Products 3.06%
Home Depot, Inc.	8,884	1,185,392

Retail - Mail Order 2.02%
Williams-Sonoma	14,313	783,494

Retail - Restaurants 9.48%
Papa John's International	14,276	773,617
Popeyes Louisiana Kitchen	15,240	793,394*
Ruth's Hospitality Group	64,912	1,195,030
Texas Roadhouse, Class A	21,000	915,180
		3,677,221
Transport - Services 3.01%
United Parcel Service, Class B	11,085	1,169,135

Total Common Stocks		29,990,918
(cost $30,246,662)

Exchange-Traded Funds 1.67%
Direxion Daily S&P 500 Bull 3X	7,500	627,525
SPDR S&P500 ETF Trust	100	20,556

Total Exchange-Traded Funds		648,081
(cost $484,190)

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2016

Warrants 0.00%	Shares	Value
Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	$0*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	8*

Total Warrants		8
(cost $0)

Convertible Debentures 1.33%	Principal Amount
Gold Mining 1.33%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$445,290	242,683
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	400,971	272,660

Total Convertible Debentures		515,343
(cost $402,287)

Corporate Notes 0.55%
Electric - Generation 0.55%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	212,500	212,500#@
(cost $212,500)

Total Investments 80.89%		31,366,850
(cost $31,345,639)
Other assets and liabilities, net 19.11%		7,410,258

Net Assets 100.0%		$38,777,108

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks 77.55%	Shares	Value
Agricultural Chemicals 5.16%
PhosAgro OAO, GDR	63,500	$894,137
Syngenta, AG, Sponsored ADR	37,700	3,122,314
Yara International ASA	33,500	1,257,583
		5,274,034
Agricultural Operations 1.61%
Agriterra Ltd.	69,849,776	325,744*+
Kernel Holding S.A.	92,300	1,318,329
		1,644,073
Automotive Truck Parts & Equipment - Original 1.32%
Lear Corp.	12,100	1,345,157

Building Products - Cement/Aggregates 1.50%
Martin Marietta Materials, Inc.	3,400	542,334
Polaris Materials Corp.	81,500	97,267*
U.S. Concrete, Inc.	15,000	893,700*
		1,533,301
Building Products - Wood 1.95%
Masco Corp.	33,500	1,053,575
Universal Forest Products, Inc.	11,000	944,020
		1,997,595
Chemicals - Diversified 2.26%
Dow Chemical Co.	23,900	1,215,554
LyondellBasell Industries N.V., Class A	2,100	179,718
Westlake Chemical Corp.	19,800	916,740
		2,312,012
Chemicals - Specialty 0.98%
Balchem Corp.	16,200	1,004,724

Coal 0.15%
Caribbean Resources Corp.	4,362,314	25,191*+
Sable Mining Africa Ltd.	20,000,000	129,319*
Walter Energy, Inc., 144A	4,293	134*
		154,644
Coatings/Paint 1.39%
Sherwin-Williams Co.	5,000	1,423,350

Containers - Paper/Plastic 3.49%
Amcor Ltd.	38,000	417,279
Berry Plastics Group, Inc.	30,300	1,095,345	*
Packaging Corporation of America	16,200	978,480
Winpak Ltd.	27,900	1,074,540
		3,565,644

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Diamonds/Precious Stones 0.03%
Diamond Fields International Ltd.	1,800,000	$27,719*
Rockwell Diamonds, Inc., 144A	63,333	3,901*
		31,620
Diversified Minerals 2.09%
BHP Billiton Ltd., Sponsored ADR	31,900	826,210
Canada Zinc Metals Corp.	1,000,000	84,697*
Dundee Sustainable Technologies, Inc.	3,587,500	151,925*
Encanto Potash Corp., 144A	3,000,000	173,243*
Niocan, Inc., 144A	362,069	32,757*
Sumitomo Metal Mining Co., Ltd.	87,700	867,699
		2,136,531
Electric - Integrated 1.47%
NextEra Energy, Inc.	12,700	1,502,918

Energy - Alternate Sources 2.39%
First Solar, Inc.	10,400	712,088*
Pacific Green Energy Corp. (RS)	2,400,000	820,560*+#@
Vestas Wind Systems A.S.	12,900	908,931
		2,441,579
Food - Meat Products 1.77%
Hormel Foods Corp.	19,600	847,504
Tyson Foods, Inc., Class A	14,500	966,570
		1,814,074
Food - Miscellaneous/Diversified 3.09%
Cal-Maine Foods, Inc.	20,200	1,048,582
General Mills, Inc.	16,100	1,019,935
Ingredion, Inc.	10,200	1,089,258
		3,157,775
Forestry 0.71%
Bravern Ventures Ltd.	254,431	20,570*
Fibria Celulose S.A., Sponsored ADR	82,800	702,144
		722,714
Gas - Distribution 0.62%
Chesapeake Utilities Corp.	10,100	635,997

Gold Mining 9.50%
Chesapeake Gold Corp., 144A	52,400	89,973*
Corona Minerals Ltd.	100,000	230*#@
Franco-Nevada Corp.	4,700	288,486
Gran Colombia Gold Corp.	119,000	8,704*
Kinross Gold Corp.	1	3*
Klondex Mines Ltd.	1,767,800	4,723,208*
Newcrest Mining Ltd., Sponsored ADR	34,600	448,416*
NGEx Resources, Inc.	510,000	274,880*

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Gold Mining (cont'd)
NGEx Resources, Inc.	461,000	$251,713*
Richmont Mines, Inc.	148,300	836,412*
Rusoro Mining Ltd.	3,000,000	219,442*
Sunridge Gold Corp.	4,600,000	1,080,269*+
Sunridge Gold Corp., 144A	6,333,788	1,487,434*+
		9,709,170
Independent Power Producer 0.33%
NRG Energy, Inc.	26,200	340,862

Investment Companies 1.25%
Atlas African Industries Ltd.	255,854,621	1,277,325*+

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0*#@

Metal - Aluminum 1.97%
Kaiser Aluminum Corp.	10,500	887,670
Norsk Hydro ASA, Sponsored ADR	14,000	56,840
Norsk Hydro ASA	260,500	1,070,269
		2,014,779
Metal - Copper 0.05%
Catalyst Copper Corp., 144A	166,666	48,765*
Verona Development Corp.	708,800	0*#@
		48,765
Metal - Diversified 1.83%
GoviEx Uranium, Inc., Class A	755,000	43,600*
GoviEx Uranium, Inc., 144A, Class A	58,000	3,349*
Mandalay Resources Corp.	1,506,200	1,032,160
MMC Norilsk Nickel PJSC, Sponsored ADR	61,200	793,152
Orsu Metals Corp., 144A	147,605	1,989*
		1,874,250
Metal - Iron 0.02%
Oceanic Iron Ore Corp.	200,000	13,089	*
WAI Capital Investment Corp., 144A	292,500	7,883	*
		20,972
Mining Services 0.00%
Bounty Mining Ltd.	22,000,000	0*#@

Miscellaneous Manufacturing 0.96%
AptarGroup, Inc.	12,500	980,125

Natural Resource Technology 0.13%
I-Pulse, Inc., 144A (RS)	15,971	137,351*#@

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)
	Shares	Value
Non - Ferrous Metals 0.50%
Almonty Industries, Inc.	159,309	$37,719	*
Korea Zinc Co., Ltd.	1,100	463,577
Sterling Group Ventures, Inc., 144A	500,000	7,000	*
		508,296
Office Supplies & Forms 1.18%
Avery Dennison Corp.	16,700	1,204,237

Oil & Gas Drilling 0.21%
Atwood Oceanics, Inc.	23,200	212,744

Oil Companies - Exploration & Production 2.19%
Africa Energy Corp.	2,110,889	260,052	*
BNK Petroleum, Inc.	2,600,000	710,683	*
Ivanhoe Energy, Inc.	18,719	876	*
Range Energy Resources, Inc.	15,000,000	288,739	*
Seven Generations Energy Ltd.	30,100	453,093	*
U.S. Oil Sands, Inc.	7,000,000	215,592	*
U.S. Oil Sands, Inc., 144A	9,900,000	304,909	*
		2,233,944
Oil Companies - Integrated 1.72%
BP plc, Sponsored ADR	16,900	510,042
Exxon Mobil Corp.	5,800	484,822
TOTAL S.A., Sponsored ADR	16,700	758,514
		1,753,378
Oil Refining & Marketing 5.02%
Marathon Petroleum Corp.	54,700	2,033,746
Tesoro Corp.	19,800	1,702,998
Valero Energy Corp.	21,800	1,398,252
		5,134,996
Paper & Related Products 4.57%
International Paper Co.	22,700	931,608
Mondi plc	66,300	1,267,867
Stora Enso, Class R	89,100	796,077
UPM-Kymmene	92,800	1,677,790
		4,673,342
Pipelines 0.71%
EQT Midstream Partners LP	9,800	729,414

Poultry 0.94%
Pilgrim's Pride Corp.	38,000	965,200	*

Power Converters/Supply Equipment 1.38%
Gamesa Tecnologica S.A.	71,800	1,412,978

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Real Estate Operating/Development 5.60%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	$5,720,364*#@

Retail - Gardening Products 1.30%
Tractor Supply Co.	14,700	1,329,762

Steel - Producers 2.58%
JFE Holdings, Inc.	38,400	515,720
Nippon Steel & Sumitomo Metal	41,000	786,038
Severstal PAO PJSC, GDR	92,300	975,137
ThyssenKrupp AG	17,400	360,395
		2,637,290
Transportation – Marine 1.29%
DHT Holdings, Inc.	228,200	1,314,432

Water 0.34%
American States Water Co.	8,800	346,368

Total Common Stocks		79,278,086
(cost $152,980,791)

Exchange-Traded Fund 0.23%
Direxion Daily S&P Oil & Gas Exploration & Production Bull 3X Shares	4,420	234,083
(cost $216,262)

Warrants 0.12%
Gold Mining 0.12%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	1,833	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	45,918	*
Sunridge Gold Corp., 144A, Warrants (October 2017)	6,333,788	73,152	*+
		120,903
Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	83,333	0*#@

Total Warrants		120,903
(cost $239,066)

Purchased Call Option 0.29%	Contracts
Oil Refining & Marketing 0.29%
Phillips 66, Strike Price 82.50, Expiration Jan. 2017	300	297,000	*
(cost $239,853)

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2016

Convertible Debentures 9.97%	Principal Amount	Value
Gold Mining 9.97%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$7,033,624	$3,833,325
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	9,353,172	6,360,157

Total Convertible Debentures		10,193,482
(cost $7,951,407)

Corporate Notes 2.49%
Electric - Generation 2.49%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	2,550,000	2,550,000#@
(cost $2,549,999)

Total Investments 90.65%		92,673,554
(cost $164,177,378)
Other assets and liabilities, net 9.35%		9,560,452

Net Assets 100.0%		$102,234,006

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks 82.21%	Shares	Value
Advanced Materials/Products 0.40%
Nano One Materials Corp.	1,500,000	$433,109	*

Agricultural Operations 0.15%
Agriterra Ltd.	34,045,300	158,770	*

Capital Pools 0.01%
Pinecrest Resources Ltd.	100,000	7,700	*

Coal 0.05%
Caribbean Resources Corp.	1,182,764	6,830	*
Sable Mining Africa Ltd.	7,900,000	51,081	*
		57,911
Diamonds/Precious Stones 2.12%
Lucapa Diamond Co., Ltd.	1,000,000	290,616	*
Lucara Diamond Corp.	900,000	1,912,608
Olivut Resources Ltd.	645,000	94,360	*
Rockwell Diamonds, Inc., 144A	171,667	10,574	*
		2,308,158
Diversified Minerals 2.92%
Adamera Minerals Corp.	119,543	1,841	*
Amarc Resources Ltd.	695,545	36,150	*
Burey Gold Ltd.	34,500,000	661,147	*
Calibre Mining Corp.	4,650,000	501,251	*
Duketon Mining Ltd.	1,625,134	150,105	*
Golden Reign Resources Ltd.	3,000,000	323,388	*
Indochine Mining Ltd.	4,000,000	18,397*#@
Lithium X Energy Corp.	953,350	976,289	*
Pure Energy Minerals Ltd.	1,000,000	515,881	*
		3,184,449
Gold Mining 54.86%
Algold Resources Ltd.	3,500,000	323,388	*
Almaden Minerals Ltd.	189,200	134,024	*
Atlantic Gold Corp.	1,000,000	446,583	*
Bonterra Resources, Inc.	2,500,000	904,716	*
Canyon Resources Ltd.	10,006,593	483,244	*+
Chesapeake Gold Corp., 144A	192,199	330,012	*
Comstock Mining, Inc.	2,665,000	986,050	*
Continental Gold, Inc.	225,000	297,979	*
CopperBank Resources Corp.	195,000	4,504	*
CopperBank Resources Corp., 144A	174,000	4,019	*
Corona Minerals Ltd.	1,625,000	3,737*#@
Dacian Gold, Inc.	200,000	257,593	*
Detour Gold Corp.	95,000	1,495,861	*
Doray Minerals Ltd.	1,500,000	891,780	*
Dundee Precious Metals, Inc.	525,000	848,893	*
Eastmain Resources, Inc.	1,844,000	560,832	*
Endeavour Mining Corp.	44,857	380,961	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Gold Mining (cont'd)
Franco-Nevada Corp.	20,000	$1,227,600
Gold Fields Ltd., Sponsored ADR	175,000	689,500
Gold Standard Ventures Corp.	1,500,000	1,560,000	*
Goldcorp, Inc.	83,333	1,352,495
Gran Colombia Gold Corp.	192,500	14,081	*
Guyana Goldfields, Inc.	225,000	784,793	*
IDM Mining Ltd.	3,880,000	298,749	*
IDM Mining Ltd., 144A	95,000	7,315	*
Integra Gold Corp.	4,350,000	1,708,181	*
Kirkland Lake Gold, Inc.	150,000	966,699	*
Klondex Mines Ltd.	6,045,000	16,151,030	*
Lake Shore Gold Corp.	1,000,000	1,455,245	*
Lexam VG Gold, Inc., 144A	2,406,501	314,999	*
Malbex Resources, Inc., 144A	133,333	31,825	*
Mammoth Resources Corp.	2,818,000	10,849	*+
Mirasol Resources Ltd.	1,900,000	1,740,905	*
Newmarket Gold, Inc.	1,000,000	1,663,138	*
NGEx Resources, Inc.	2,000,000	1,077,960	*
Northern Star Resources Ltd.	270,000	704,283
Oban Mining Corp.	200,000	157,074	*
OceanaGold Corp.	205,348	564,460
Petaquilla Minerals Ltd., 144A	2,660,000	18,433	*
Pretium Resources, Inc.	875,000	4,686,260	*
Pure Gold Mining, Inc.	2,500,000	481,232	*
Radius Gold, Inc., 144A	2,786,000	150,160	*
Redstar Gold Corp.	10,000,000	346,487	*
Richmont Mines, Inc.	200,000	1,128,000	*
Rusoro Mining Ltd.	6,000,000	438,883	*
Rye Patch Gold Corp.	4,750,000	621,752	*
Rye Patch Gold Corp., 144A	1,800,000	235,611	*
Seafield Resources Ltd., 144A	1,300,000	0*#@
St Barbara Ltd.	2,300,000	3,505,032	*
Sunridge Gold Corp.	2,250,000	528,393	*
Sunridge Gold Corp., 144A	1,900,000	446,198	*
Taurus Gold Ltd., 144A (RS)	2,448,381	64,882*#@
Tolima Gold, Inc., 144A	4,100,000	15,784	*
TriStar Gold, Inc.	20,500,000	5,682,387	*+
Victoria Gold Corp.	1,500,000	254,090	*
Wesdome Gold Mines Ltd.	300,000	390,375	*
		59,829,316
Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0*#@

Metal - Copper 0.11%
Catalyst Copper Corp.	52,133	15,254	*
Catalyst Copper Corp., 144A	66,667	19,506	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Metal - Copper (cont'd)
Rockcliff Copper Corp.	2,620,000	$85,736	*
Verona Development Corp.	48,500	0*#@
		120,496
Metal - Diversified 10.99%
Balmoral Resources Ltd.	656,000	250,025	*
Calico Resources Corp.	4,178,500	321,732	*
Cardinal Resources Ltd.	11,109,165	1,276,632	*+
Dalradian Resources, Inc.	1,800,000	1,261,213	*
Falco Resources Ltd.	1,953,700	661,889	*
First Point Minerals Corp.	2,000,000	76,997	*
Ivanhoe Mines Ltd., Class A	100,000	64,678	*
Mandalay Resources Corp.	2,500,000	1,713,186
Mineral Mountain Resources Ltd.	10,000,000	250,241	*
Nemaska Lithium, Inc.	1,100,000	575,938	*
Nevada Sunrise Gold Corp.	325,000	47,546	*
Novo Resources Corp.	1,100,000	626,756	*
Orex Minerals, Inc.	10,177,000	3,447,838	*+
Orsu Metals Corp.	69,220	933	*
Orsu Metals Corp., 144A	1,800,000	24,254	*
Reservoir Minerals, Inc.	236,200	1,254,884	*
Silver Bull Resources, Inc.	2,350,000	129,015	*
		11,983,757
Mining Services 0.33%
Argent Minerals Ltd.	17,100,000	364,991	*+

Non-Ferrous Metals 0.03%
Energizer Resources, Inc.	517,000	31,846	*

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0*#@

Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A	12,083	3,256	*

Platinum 1.31%
Pacific North West Capital Corp.	430,555	11,603	*
Platinum Group Metals Ltd.	375,000	1,420,597	*
		1,432,200
Precious Metals 7.16%
Barsele Minerals Corp.	9,468,500	1,239,380	*+
Candente Gold Corp.	4,875,000	112,608	*+
Kootenay Silver, Inc.	1,000,000	223,292	*
Lundin Gold, Inc.	621,052	2,199,684	*
Lundin Gold, Inc., 144A	70,000	247,931	*
Roxgold, Inc.	3,272,500	2,192,165	*
Santana Minerals Ltd.	2,400,000	69,690	*
Solitario Exploration & Royalty Corp.	913,430	429,312	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Precious Metals (cont’d)
TMAC Resources, Inc. (RS)	167,000	$1,099,403*#@
		7,813,465
Silver Mining 1.77%
Fortuna Silver Mines, Inc.	400,000	1,560,000	*
Santacruz Silver Mining Ltd.	1,600,000	271,030	*
Source Exploration Corp.	4,975,000	95,765	*+
		1,926,795

Total Common Stocks		89,656,219
(cost $143,537,468)

Warrants 1.13%
Diamonds/Precious Stones 0.02%
Lucapa Diamond Co., Ltd., Warrants (April 2016)	250,000	15,331	*

Diversified Minerals 0.01%
Burey Gold Ltd., Warrants (August 2017)	3,500,000	8,049	*

Gold Mining 0.82%
Alamos Gold, Inc., Warrants (August 2018)	110,000	17,786	*
Algold Resources Ltd., Warrants (December 2016)	500,000	0*#@
Algold Resources Ltd., Warrants (April 2018) (RS)	1,250,000	0*#@
Bonterra Resources, Inc., Warrants (December 2017) (RS)	625,000	77,719*#@
Bonterra Resources, Inc., Warrants (July 2018)	625,000	77,719*#@
Canyon Resources Ltd., Warrants (January 2017)	6,168,864	104,032	*+
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	96,250	2,965	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	19,679	*
Oban Mining Corp., Warrants (August 2018)	1,000,000	23,099	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	552,262	*
Skeena Resources Ltd., Warrants (October 2016)	10,000,000	0*#@
Sunridge Gold Corp., 144A, Warrants (October 2017)	1,900,000	21,944	*
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0*#@
Veris Gold Corp., Warrants (August 2016)	250,000	0*#@
Veris Gold Corp., Warrants (December 2016)	282,200	0*#@
		897,205
Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	33,333	0*#@

Metal - Diversified 0.28%
Dalradian Resources, Inc., Warrants (July 2017)	1,500,000	170,356	*
HudBay Minerals, Inc., Warrants (July 2018)	17,000	3,927	*
Mineral Mountain Resources Ltd., Warrants (October 2016)	3,500,000	0*#@
Orex Minerals, Inc., 144A, Warrants (November 2017)	1,250,000	134,745*+#@
		309,028

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Warrants (cont'd)	Shares	Value
Precious Metals 0.00%
Barsele Minerals Corp., Warrants (November 2017)	1,250,000	$0*+#@
Barsele Minerals Corp., Warrants (March 2018)	600,000	0*+#@
		0
Silver Mining 0.00%
Source Exploration Corp, Warrants (February 2017)	2,500,000	0*+#@

Total Warrants		1,229,613
(cost $1,152,361)

Special Warrant 0.00%
Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Warrants (RS)	600,000	0*#@
(cost $300,000)

Rights 0.07%
Metal - Diversified 0.07%
Cardinal Resources Ltd.	1,500,000	74,738	*+
(cost $13,109)

Purchased Call Options 0.08%	Contracts
Gold Mining 0.08%
Goldcorp, Inc., Strike Price 17.00, Expiration Apr. 2016	1,000	31,000	*
Yamana Gold, Inc., Strike Price 3.00, Expiration Apr. 2016	3,350	58,625	*

Total Purchased Call Options		89,625
(cost $200,793)

Convertible Debentures 8.55%	Principal Amount
Gold Mining 8.55%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$9,236,043	5,033,644
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	6,311,403	4,291,754

Total Convertible Debentures		9,325,398
(cost $7,285,043)

Corporate Notes 0.62%
Electric - Generation 0.62%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	680,000	680,000#@
(cost $680,000)

Total Investments 92.66%		101,055,593
(cost $153,168,774)
Other assets and liabilities, net 7.34%		8,000,026

Net Assets 100.0%		$109,055,619

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks 74.36%	Shares	Value
Diamonds/Precious Stones 2.27%
Dominion Diamond Corp.	60,000	$665,400
Lucara Diamond Corp.	400,000	850,048
Petra Diamonds Ltd.	275,000	416,015
		1,931,463
Gold Mining 67.05%
Agnico Eagle Mines Ltd.	50,000	1,808,000
Barrick Gold Corp.	100,000	1,358,000
Centerra Gold, Inc.	200,000	928,585
Comstock Mining, Inc.	4,621,648	1,710,010	*
Detour Gold Corp.	120,000	1,889,509	*
Doray Minerals Ltd.	1,000,000	594,520	*
Dundee Precious Metals, Inc.	700,000	1,131,858	*
Endeavour Mining Corp.	60,143	510,781	*
Franco-Nevada Corp.	35,000	2,148,300
Gold Fields Ltd., Sponsored ADR	500,000	1,970,000
Goldcorp, Inc.	266,667	4,328,005
Golden Star Resources Ltd.	1,050,000	478,800	*
Gran Colombia Gold Corp.	75,000	5,486	*
Guyana Goldfields, Inc.	225,000	784,793	*
Jaguar Mining, Inc.	5,000,000	1,174,206	*
Kirkland Lake Gold, Inc.	400,000	2,577,863	*
Klondex Mines Ltd.	4,130,000	11,034,533	*
Lake Shore Gold Corp.	1,400,000	2,037,344	*
Marlin Gold Mining Ltd.	1,000,000	338,787	*
Newmarket Gold, Inc.	1,500,000	2,494,706	*
Northern Star Resources Ltd.	1,485,000	3,873,555
OceanaGold Corp.	450,000	1,236,959
Randgold Resources Ltd., Sponsored ADR	10,000	908,100
Richmont Mines, Inc.	300,000	1,692,000	*
Royal Gold, Inc.	20,000	1,025,800
SEMAFO, Inc.	200,000	712,993	*
Silver Lake Resources Ltd.	3,000,000	707,803	*
St Barbara Ltd.	3,600,000	5,486,137	*
Torex Gold Resources, Inc.	350,000	490,472	*
Wesdome Gold Mines Ltd.	509,500	662,988	*
Yamana Gold, Inc.	300,000	912,000
		57,012,893
Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0*#@

Metal - Diversified 1.81%
Mandalay Resources Corp.	2,250,000	1,541,867

Silver Mining 3.22%
First Majestic Silver Corp.	130,000	842,400	*
Fortuna Silver Mines, Inc.	400,000	1,560,000	*

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Silver Mining (cont'd)
Santacruz Silver Mining Ltd.	2,000,000	$338,787	*
		2,741,187

Total Common Stocks		63,227,410
(cost $53,762,380)

Warrants 0.32%
Gold Mining 0.32%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	1,155	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	183,900	269,036	*
Veris Gold Corp., Warrants (August 2016)	250,000	0*#@
Veris Gold Corp., Warrants (December 2016)	195,300	0*#@

Total Warrants		270,191
(cost $295,705)

Purchased Call Options 0.09%	Contracts
Gold Mining 0.09%
Goldcorp, Inc., Strike Price 17.00, Expiration Apr. 2016	825	25,575	*
Yamana Gold, Inc., Strike Price 3.00, Expiration Apr. 2016	2,750	48,125	*

Total Purchased Call Options		73,700
(cost $165,255)

Convertible Debentures 5.66%	Principal Amount
Gold Mining 5.66%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$4,849,090	2,642,754
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	3,192,154	2,170,665

Total Convertible Debentures		4,813,419
(cost $3,760,644)

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2016

Corporate Notes 0.80%	Principal Amount	Value
Coal 0.50%
Caribbean Resources Corp., 19.25%, maturity 06/15/15 (RS)	$485,766	$420,712#^@

Electric - Generation 0.30%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	255,000	255,000#@

Total Corporate Notes		675,712
(cost $740,766)

Total Investments 81.22%		69,060,432
(cost $58,724,750)
Other assets and liabilities, net 18.78%		15,971,091

Net Assets 100.0%		$85,031,523

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks 89.11%	Shares	Value
Agricultural Chemicals 1.23%
PhosAgro OAO, GDR	20,800	$292,883
Uralkali PJSC	113,800	287,998
		580,881
Agricultural Operations 1.45%
Kernel Holding S.A.	48,005	685,660

Airlines 4.43%
Aegean Airlines S.A.	68,200	658,577
Deutsche Lufthansa	19,400	313,105
easyJet plc	5,200	113,177
Pegasus Hava Tasimaciligi A.S.	36,200	220,881	*
Ryanair Holdings plc, Sponsored ADR	2,302	197,558
Turk Hava Yollari AO	163,000	450,953	*
Wizz Air Holdings plc, 144A	5,500	145,380	*
		2,099,631
Airport Development/Maintenance 0.49%
TAV Havalimanlari Holding A.S.	38,700	230,962

Appliances 1.57%
Arcelik A.S.	40,000	271,967
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	115,500	473,681
		745,648
Automotive - Cars & Light Trucks 1.73%
Ford Otomotiv Sanayi A.S.	46,800	617,000
Tofas Turk Otomobil Fabrikasi A.S.	25,000	202,791
		819,791
Automotive Truck Parts & Equipment 0.64%
Brembo S.p.A	5,900	305,035

Automotive/Truck Parts & Equipment - Replacement 0.72%
Ege Endustri ve Ticaret A.S.	3,000	339,453

Building & Construction - Miscellaneous 1.24%
Budimex S.A.	11,300	587,309

Building Products - Cement/Aggregates 0.11%
Cimsa Cimento Sanayi VE Ticaret	9,000	50,268

Cellular Telecommunication 3.73%
MegaFon PJSC, GDR	16,100	226,164
Mobile TeleSystems OJSC, Sponsored ADR	102,200	826,798
Turkcell Iletisim Hizmetleri A.S.	100,000	420,184
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	27,897	293,198
		1,766,344

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Chemicals - Diversified 0.50%
Ciech S.A.	8,800	$165,053	*
Petkim Petrokimya Holding A.S.	50,000	70,818
		235,871
Chemicals - Fibers 0.81%
Lenzing AG	4,850	383,543

Chemicals - Specialty 1.05%
Grupa Azoty S.A.	8,300	214,019
Soda Sanayii A.S.	157,000	283,522
		497,541
Commercial Banks - Non US 16.41%
Akbank T.A.S.	164,000	467,136
Akbank T.A.S., Sponsored ADR	17,500	99,400	*
Banca Transilvania S.A.	898,000	615,007	*
BRD-Groupe Societe Generale S.A.	106,000	282,625
Komercni Banka A.S.	2,850	629,027
OTP Bank plc	26,350	661,058
Sberbank of Russia, Sponsored ADR	403,000	2,796,820
Turkiye Garanti Bankasi A.S.	178,000	520,776
Turkiye Halk Bankasi A.S.	99,700	370,759
Turkiye Is Bankasi, Class C	28,959	47,930
Turkiye Vakiflar Bankasi TAO, Class D	321,000	536,936
VTB Bank PJSC, GDR	211,867	468,943
Yapi ve Kredi Bankasi A.S.	193,000	284,551
		7,780,968
Computer Services 1.56%
Asseco Poland S.A.	31,700	514,009
Luxoft Holding, Inc., Class A	4,100	225,623	*
		739,632
Distribution/Wholesale 0.63%
Neuca S.A.	3,570	298,681

Diversified Operations 0.96%
Dogan Sirketler Grubu Holding A.S.	1,880,194	359,988	*
KOC Holding A.S.	18,456	93,746
		453,734
Electric - Distribution 0.37%
Electrica S.A.	42,700	133,616
Energa S.A.	12,200	42,794
		176,410
Electric - Generation 0.31%
CEZ A.S.	4,868	85,739
Inter RAO UES PJSC	2,300,000	62,928
		148,667

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Electric - Integrated 0.14%
RusHydro PJSC, Sponsored ADR	66,942	$67,219

Electric - Transmission 0.84%
Transelectrica S.A.	53,400	399,666

Electronics - Military 1.26%
Aselsan Elektronik Sanayi Ve Ticaret	50,000	324,936
Safran S.A.	3,900	272,221
		597,157
Enterprise Software/Services 0.52%
Logo Yazilim Sanayi Ve Ticaret	12,700	246,897

Entertainment Software 0.12%
CD Projekt S.A.	8,000	55,067	*

Finance - Other Services 0.25%
Moscow Exchange MICEX-RTS PJSC	77,000	120,297

Food - Confectionery 0.50%
Ulker Biskuvi Sanayi A.S.	32,000	237,297

Food - Miscellaneous/Diversified 0.27%
Ros Agro plc, GDR	7,700	129,483

Food - Retail 5.15%
BIM Birlesik Magazalar A.S.	13,700	297,056
Magnit PJSC, Sponsored GDR	42,000	1,675,578
Migros Ticaret A.S.	74,300	470,900	*
		2,443,534
Food - Wholesale/Distribution 1.23%
Eurocash S.A.	40,700	581,289

Gambling (Non-Hotel) 0.72%
OPAP S.A.	48,700	340,960

Gold Mining 0.25%
Dundee Precious Metals, Inc.	42,000	67,911	*
Eldorado Gold Corp.	16,000	50,560
		118,471
Machinery - Farm 1.47%
Turk Traktor ve Ziraat Makineleri A.S.	23,331	695,474

Medical - Drugs 0.50%
Richter Gedeon Nyrt	11,900	237,062

Metal - Aluminum 0.11%
United Company RUSAL plc	145,000	50,227

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Metal - Diversified 3.22%
KGHM Polska Miedz S.A.	29,000	$590,282
MMC Norilsk Nickel PJSC, Sponsored ADR	68,100	882,576
Orsu Metals Corp., 144A	4,025,000	54,235	*
		1,527,093
Metal - Iron 0.67%
Magnitogorsk Iron & Steel Works OJSC, GDR	73,700	319,397

Multi-line Insurance 0.82%
Vienna Insurance Group Wiener Versicherung Gruppe AG	18,300	386,558

Oil Companies - Exploration & Production 0.11%
Novatek OAO, GDR	599	53,701

Oil Companies - Integrated 15.50%
Gazprom OAO, Sponsored ADR	519,000	2,232,872
Lukoil PJSC, Sponsored ADR	48,600	1,878,390
MOL Hungarian Oil & Gas plc	5,800	348,636
OMV AG	8,700	244,281
Polskie Gornictwo Naftowe i Gazownictwo S.A.	349,000	496,819
Rosneft OAO, GDR	248,000	1,122,794
Surgutneftegas OAO, Sponsored ADR	44,160	258,778
Tatneft PAO, Sponsored ADR	23,600	766,056
		7,348,626
Oil Refining & Marketing 2.33%
Grupa Lotos S.A.	16,000	119,342	*
Motor Oil Hellas Corinth Refineries S.A.	45,500	488,801
Polski Koncern Naftowy Orlen S.A.	1,700	33,628
Tupras Turkiye Petrol Rafinerileri A.S.	16,400	461,917
		1,103,688
Precious Metals 0.10%
Polymetal International PLC	5,000	48,591

Property/Casualty Insurance 0.44%
Powszechny Zaklad Ubezpieczen S.A.	22,000	209,369

Retail - Computer Equip 0.22%
Teknosa Ic Ve Dis Ticaret A.S.	47,000	105,552

Retail - Jewelry 0.53%
Pandora A/S	1,915	250,363

Retail - Miscellaneous/Diversified 0.12%
FF Group	3,000	58,831

Retail - Restaurants 0.47%
AmRest Holdings S.E.	4,000	223,813	*

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Retail - Toy Store 0.39%
JUMBO S.A.	13,563	$183,230

Rubber - Tires 0.83%
Goodyear Lastikleri A.S.	8,200	394,814

Steel - Producers 2.55%
Eregli Demir ve Celik Fabrikalari T.A.S.	385,000	579,588
Severstal PAO PJSC, GDR	59,700	630,723
		1,210,311
Telecom Services 3.62%
Netia S.A.	437,000	581,847
O2 Czech Republic a.s.	21,500	226,653
Orange Polska S.A.	227,800	410,963
Sistema, GDR	32,800	211,566
Turk Telekomunikasyon A.S.	121,000	286,846
		1,717,875
Telephone - Integrated 2.34%
Hellenic Telecommunications Organization S.A.	50,600	455,430
Rostelecom PJSC	446,000	654,047
		1,109,477
Tobacco 0.52%
Philip Morris CR A.S.	440	244,484

Transportation - Services 1.07%
Celebi Hava Servisi A.S.	18,976	229,675
Oesterreichische Post AG	6,850	278,167
		507,842

Total Common Stocks		42,249,744
(cost $43,342,572)

Exchange-Traded Funds 1.91%
Direxion Daily Russia Bear 3x Shares	22,500	437,850
Global X MSCI Greece ETF	62,000	466,860

Total Exchange-Traded Funds		904,710
(cost $921,656)

Purchased Call Options 0.42%	Contracts
Exchange-Traded Fund 0.42%
Market Vectors Russia ETF, Strike Price 18.00, Expiration Jan. 2017	1,500	199,500	*
(cost $266,687)

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2016

Corporate Note 0.12%	Principal Amount	Value
Transportation - Services 0.12%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$1,345,845	$57,754*^#@
(cost $1,350,345)

Total Investments 91.56%		43,411,708
(cost $45,881,260)
Other assets and liabilities, net 8.44%		4,000,204

Net Assets 100.0%		$47,411,912

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks 87.98%	Shares	Value
Airlines 0.98%
China Southern Airlines Co., Ltd., Sponsored ADR	4,700	$146,828

Automotive - Cars & Light Trucks 3.55%
Great Wall Motor Co., Ltd., H shares	34,500	28,016
Guangzhou Automobile Group Co., Ltd., H shares	485,000	504,432
		532,448
Automotive/Truck Parts & Equipment - Original 0.11%
Nexteer Automotive Group Ltd.	16,000	16,466

Building & Construction Products - Miscellaneous 1.75%
China Lesso Group Holdings Ltd.	487,000	261,796

Casino Hotels 0.11%
NagaCorp Ltd.	26,000	16,661

Cellular Telecommunication 4.08%
Hutchison Telecommunications Hong Kong Holdings Ltd.	790,000	278,296
SmarTone Telecommunications Holdings Ltd.	200,000	333,383
		611,679
Circuit Boards 0.19%
Zhen Ding Technology Holding Ltd.	13,000	29,083

Commercial Banks - Non US 7.28%
Bank Rakyat Indonesia Persero Tbk PT	165,000	141,990
Hang Seng Bank Ltd.	35,000	619,290
Huishang Bank Corp., Ltd., H shares	685,000	331,190
		1,092,470
Computers-Memory Devices 0.96%
ASPEED Technology Ltd.	13,500	143,493

Diversified Financial Services 0.29%
Haitong International Securities Group Ltd.	76,000	43,961

Electric - Distribution 0.72%
Manila Electric Co.	15,400	108,034

Electronic Components - Miscellaneous 5.70%
AAC Technologies Holdings, Inc.	65,000	496,990
Cowell e Holdings, Inc.	260,000	106,468	*
Hon Hai Precision Industry Co., Ltd.	60,000	157,935
Pegatron Corp.	40,000	93,120
		854,513
Electronic Components - Semiconductors 0.51%
SK Hynix, Inc.	3,100	76,315

Energy - Alternate Sources 2.39%
Beijing Jingneng Clean Energy Co., Ltd., H shares	905,000	289,570

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Energy - Alternate Sources (cont'd)
Gigasolar Materials Corp.	4,000	$69,220
		358,790
Enterprise Software/Services 0.34%
Sinosoft Technology Group Ltd.	100,000	50,812

Entertainment Software 0.48%
NetEase, Inc., Sponsored ADR	500	71,790

Finance - Investment Banker/Broker 4.55%
CITIC Securities Co., Ltd., H shares	225,000	527,860
Haitong Securities Co., Ltd., H shares	90,000	153,863
		681,723
Finance - Other Services 1.44%
Hong Kong Exchanges and Clearing Ltd.	7,000	168,673
Singapore Exchange Ltd.	7,900	46,553
		215,226
Food - Meat Products 0.40%
WH Group Ltd., 144A	83,000	60,027	*

Gas - Distribution 3.34%
China Resources Gas Group Ltd.	60,000	171,362
ENN Energy Holdings Ltd.	60,000	329,770
		501,132
Industrial Automation/Robots 0.51%
Hollysys Automation Technologies Ltd.	3,600	75,780	*

Internet Application Software 7.09%
Tencent Holdings Ltd.	52,000	1,063,107

Internet Content - Entertainment 0.90%
Com2uS Corp.	1,242	134,720	*

Investment Management/Advisory Services 3.22%
Value Partners Group Ltd.	460,000	483,024

Life/Health Insurance 3.83%
Cathay Financial Holding Co., Ltd.	28,000	33,500
China Life Insurance Co., Ltd.	20,000	15,394
China Life Insurance Co., Ltd., H shares	55,000	135,149
China Pacific Insurance Group Co., Ltd., H shares	85,000	319,214
New China Life Insurance Co., Ltd., H shares	20,000	70,689
		573,946
Machine Tools & Related Products 2.19%
Techtronic Industries Co., Ltd.	83,000	328,804

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Medical - Biomedical/Gene 1.02%
Bloomage BioTechnology Corp., Ltd.	70,000	$153,307

Medical - Drugs 0.31%
Daewon Pharmaceutical Co., Ltd.	2,698	46,897

Medical Products 0.68%
China Medical System Holdings Ltd.	73,000	101,324

Metal Processors & Fabricators 0.55%
Catcher Technology Co., Ltd.	10,000	81,958

Multi-line Insurance 0.44%
China Taiping Insurance Holdings Co., Ltd.	30,000	66,073	*

Non - Ferrous Metals 0.05%
Sterling Group Ventures, Inc.	500,000	7,000	*

Petrochemicals 1.66%
Danhua Chemical Technology Co., Ltd., B shares	2	1	*
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	4,933	248,722
		248,723
Photo Equipment & Supplies 2.39%
Largan Precision Co., Ltd.	1,000	77,509
Sunny Optical Technology Group Co., Ltd.	100,000	281,371
		358,880
Physicians Practice Management 0.47%
Town Health International Medical Group Ltd.	375,000	70,635

Power Converters/Supply Equipment 2.67%
Boer Power Holdings Ltd.	48,000	37,899
China High Speed Transmission Equipment Group Co., Ltd.	100,000	83,307
Xinjiang Goldwind Science & Technology Co., Ltd., H shares	195,000	279,699
		400,905
Property/Casualty Insurance 4.52%
Dongbu Insurance Co., Ltd.	1,700	113,064
People's Insurance Group of China Ltd., H shares	180,000	76,433
PICC Property & Casualty Co., Ltd., H shares	265,000	487,936
		677,433
Public Thoroughfares 2.18%
Zhejiang Expressway Co., Ltd., H shares	304,000	326,222

Real Estate Operating/Development 4.53%
China Vanke Co., Ltd., H shares	35,000	85,888
Future Land Development Holdings Ltd.	1,060,000	144,838
Pakuwon Jati Tbk PT	12,285,000	447,899
		678,625

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2016

Common Stocks (cont'd)	Shares	Value
Retail - Apparel/Shoe 1.84%
ANTA Sports Products Ltd.	125,000	$275,180

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	4

Semiconductor Equipment 0.59%
Wonik IPS Co., Ltd.	9,000	87,814	*

Shipbuilding 0.10%
Yangzijiang Shipbuilding Holdings Ltd.	21,000	15,252

Telecom Services 3.99%
Globe Telecom, Inc.	990	47,721
PCCW Ltd.	850,000	550,556
		598,277
Therapeutics 1.01%
Dawnrays Pharmaceutical (Holdings) Ltd.	190,000	151,797

Water Treatment Systems 2.10%
CT Environmental Group Ltd.	1,072,000	315,138

Total Common Stocks		13,194,072
(cost $12,912,374)

Exchange-Traded Fund 1.63%
Direxion Daily FTSE China Bull 3X Shares	17,000	243,950
(cost $174,827)

Total Investments 89.60%		13,438,022
(cost $13,087,201)
Other assets and liabilities, net 10.40%		1,559,200

Net Assets 100.0%		$14,997,222

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest payments. Rate shown represents the last coupon rate prior to default.
@
Security was fair valued at March 31, 2016, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A
Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2016 amounted to $8, 0.00%, of Holmes Macro Trends Fund, $2,419,591, 2.37%, of Global Resources Fund, $2,104,092, 1.93%, of World Precious Minerals Fund, $1,155, 0.00%, of Gold and Precious Metals Fund, $199,615, 0.42%, of Emerging Europe Fund and $60,027, 0.40%, of China Region Fund.

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Insurance Corporation
CIFG	CIFG Assurance North America Incorporated
GDR	Global Depositary Receipt
GO	General Obligation Bond
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Texas Public School Fund Guarantee
RS	Restricted Security (see following)
ZCB	Zero Coupon Bond

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2016.

Principal amounts are in U.S. dollars unless otherwise noted.

U.S. Global Investors Funds, a Delaware statutory trust, consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Security Valuations

The Funds value investments traded on national or international securities exchanges or over the counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of March 31, 2016, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligation	$—	$55,519,533	$—	$55,519,533
Total	$—	$55,519,533	$—	$55,519,533

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$90,621,884	$—	$90,621,884
Total	$—	$90,621,884	$—	$90,621,884

Notes to Portfolios of Investments (unaudited)	March 31, 2016

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks	$18,345,697	$—	$—	$18,345,697
Rights	—	—	7,659	7,659
Total	$18,345,697	$—	$7,659	$18,353,356

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Energy - Alternate Sources	$—	$—	$34,190	$34,190
Medical - Hospitals	—	—	—	—
Real Estate Operating/Development	—	—	327,791	327,791
All Other Common Stocks	29,628,937	—	—	29,628,937
Convertible Debentures	—	515,343	—	515,343
Corporate Notes	—	—	212,500	212,500
Exchange-Traded Funds	648,081	—	—	648,081
Warrants	—	8	—	8
Total	$30,277,018	$515,351	$574,481	$31,366,850

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$3,122,314	$2,151,720	$—	$5,274,034
Agricultural Operations	—	1,644,073	—	1,644,073
Coal	25,325	129,319	—	154,644
Containers - Paper/Plastic	3,148,365	417,279	—	3,565,644
Diamonds/Precious Stones	27,719	3,901	—	31,620
Diversified Minerals	1,236,075	900,456	—	2,136,531
Energy - Alternate Sources	712,088	908,931	820,560	2,441,579
Gold Mining	9,457,227	251,713	230	9,709,170
Investment Companies	—	1,277,325	—	1,277,325
Medical - Hospitals	—	—	—	—
Metal - Aluminum	944,510	1,070,269	—	2,014,779
Metal - Diversified	1,827,301	46,949	—	1,874,250
Mining Services	—	—	—	—
Natural Resource Technology	—	—	137,351	137,351
Non - Ferrous Metals	37,719	470,577	—	508,296
Paper & Related Products	931,608	3,741,734	—	4,673,342
Power Converters/Supply Equipment	—	1,412,978	—	1,412,978
Real Estate Operating/Development	—	—	5,720,364	5,720,364
Steel - Producers	—	2,637,290	—	2,637,290
All Other Common Stocks	34,064,816	—	—	34,064,816
Exchange-Traded Fund	234,083	—	—	234,083
Warrants:
Gold Mining	73,152	47,751	—	120,903
Metal - Copper	—	—	—	—
Purchased Call Option	—	297,000	—	297,000
Convertible Debentures	—	10,193,482	—	10,193,482
Corporate Notes	—	—	2,550,000	2,550,000
Total	$55,842,302	$27,602,747	$9,228,505	$92,673,554

Notes to Portfolios of Investments (unaudited)	March 31, 2016

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$158,770	$—	$158,770
Coal	6,830	51,081	—	57,911
Diamonds/Precious Stones	2,006,968	301,190	—	2,308,158
Diversified Minerals	3,015,947	150,105	18,397	3,184,449
Gold Mining	53,997,064	5,763,633	68,619	59,829,316
Medical - Hospitals	—	—	—	—
Metal - Diversified	10,581,366	1,405,647	—	11,987,013
Mining Services	—	364,991	—	364,991
Oil Companies - Exploration & Production	—	—	—	—
Precious Metals	7,743,775	69,690	—	7,813,465
All Other Common Stocks	3,952,146	—	—	3,952,146
Warrants:
Diamonds/Precious Stones	—	15,331	—	15,331
Diversified Minerals	—	8,049	—	8,049
Gold Mining	39,730	857,475	—	897,205
Metal - Copper	—	—	—	—
Metal - Diversified	—	309,028	—	309,028
Silver Mining	—	—	—	—
Special Warrant	—	—	—	—
Rights	74,738	—	—	74,738
Purchased Call Options	—	89,625	—	89,625
Convertible Debentures	—	9,325,398	—	9,325,398
Corporate Notes	—	—	680,000	680,000
Total	$81,418,564	$18,870,013	$767,016	$101,055,593

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$46,350,878	$10,662,015	$—	$57,012,893
Medical - Hospitals	—	—	—	—
All Other Common Stocks	6,214,517	—	—	6,214,517
Warrants	—	270,191	—	270,191
Purchased Call Options	—	73,700	—	73,700
Convertible Debentures	—	4,813,419	—	4,813,419
Corporate Notes	—	—	675,712	675,712
Total	$52,565,395	$15,819,325	$675,712	$69,060,432

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Airlines	$197,558	$1,902,073	$—	$2,099,631
Cellular Telecommunication	1,119,996	646,348	—	1,766,344
Commercial Banks - Non US	2,896,220	4,884,748	—	7,780,968
Computer Services	225,623	514,009	—	739,632
Gold Mining	118,471	—	—	118,471
Metal - Diversified	936,811	590,282	—	1,527,093
Oil Companies - Integrated	3,123,034	4,225,592	—	7,348,626
All Other Common Stocks	—	20,868,979	—	20,868,979
Exchange-Traded Funds	904,710	—	—	904,710

Notes to Portfolios of Investments (unaudited)	March 31, 2016

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Europe Fund (cont’d)
Purchased Call Options	—	199,500	—	199,500
Corporate Note	—	—	57,754	57,754
Total	$9,522,423	$33,831,531	$57,754	$43,411,708

China Region Fund
Investments in Securities*
Common Stocks:
Airlines	$146,828	$—	$—	$146,828
Entertainment Software	71,790	—	—	71,790
Industrial Automation/Robots	75,780	—	—	75,780
Petrochemicals	248,722	1	—	248,723
Semiconductor Equipment	—	87,814	—	87,814
All Other Common Stocks	—	12,563,137	—	12,563,137
Exchange-Traded Fund	243,950	—	—	243,950
Total	$787,070	$12,650,952	$—	$13,438,022

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period December 31, 2015, through March 31, 2016:

Fund	Transfers From Level 1 to Level 2*	Transfers From Level 2 to Level 1*
Global Resources Fund	-	321,430(1)
World Precious Minerals Fund	-	717,491(1)
	-	1,455,245(2)
Gold and Precious Metals Fund	-	416,015(1)
	-	2,037,344(2)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.
(2)	Transfers resulted from the expiration of a regulatory hold.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period December 31, 2015 through March 31, 2016:

	Rights	Total
All American Equity Fund
Beginning Balance 12/31/15	$7,659	$7,659
Ending Balance 03/31/16	$7,659	$7,659

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/16(1)
	$-	$-

	Common Stocks	Convertible Debentures	Corporate Notes	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/15	$349,510	$190,575	$212,500	$752,585
Purchases	-	211,750	-	211,750
Sales	-	(211,750)	-	(211,750)
Total realized gain (loss)	-	(167,750)	-	(167,750)
Net change in unrealized appreciation
(depreciation)	12,471	249,835	-	262,306
Transfers out of Level 3*	-	(272,660)	-	(272,660)
Ending Balance 03/31/16	$361,981	$-	$212,500	$574,481

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/16(1)
	$12,471	$-	$-	$12,471

	Common Stocks	Convertible Debentures	Corporate Notes	Total
Global Resources Fund
Beginning Balance 12/31/15	$6,751,495	$4,428,765	$2,550,000	$13,730,260
Purchases	-	4,941,764	-	4,941,764
Sales	-	(4,920,850)	-	(4,920,850)
Total realized gain (loss)	-	(3,901,360)	-	(3,901,360)
Net change in unrealized appreciation
(depreciation)	(72,973)	5,811,838	-	5,738,865
Transfers out of Level 3*	-	(6,360,157)	-	(6,360,157)
Ending Balance 03/31/16	$6,678,522	$-	$2,550,000	$9,228,522

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/16(1)
	$(72,973)	$-	$-	$(72,973)

	Common Stocks	Warrants	Special Warrants	Convertible Debentures	Corporate Notes	Total
World Precious Minerals Fund
Beginning Balance 12/31/15	$72,013	$-	$-	$2,999,700	$680,000	$3,751,713
Purchases	-	-	-	3,333,000	-	3,333,000
Sales	-	-	-	(3,333,000)	-	(3,333,000)
Total realized gain (loss)	-	-	-	(2,644,400)	-	(2,644,400)
Net change in unrealized appreciation
(depreciation)	15,003	-	-	3,936,454	-	3,951,457
Transfers out of Level 3*	-	-	-	(4,291,754)	-	(4,291,754)
Ending Balance 03/31/16	$87,016	$-	$-	$-	$680,000	$767,016

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/16(1)
	$15,003	$-	$-	$-	$-	$15,003

Notes to Portfolios of Investments (unaudited)	March 31, 2016

	Common Stocks	Warrants	Convertible Debentures	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/15	$-	$-	$1,517,175	$740,766	$2,257,941
Purchases	-	-	1,685,750	-	1,685,750
Sales	-	-	(1,685,750)	-	(1,685,750)
Total realized gain (loss)	-	-	(1,333,310)	-	(1,333,310)
Net change in unrealized appreciation
(depreciation)	-	-	1,986,800	(65,054)	1,921,746
Transfers out of Level 3*			(2,170,665)		(2,170,665)
Ending Balance 03/31/16	$-	$-	$-	$675,712	$675,712

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/16(1)
	$-	$-	$-	$(65,054)	$-

	Corporate Note	Total
Emerging Europe Fund
Beginning Balance 12/31/15	$60,525	$60,525
Net change in unrealized appreciation
(depreciation)	(2,771)	(2,771)
Ending Balance 03/31/16	$57,754	$57,754

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/16(1)
	$(2,771)	$(2,771)

	Common Stocks	Total
China Region Fund
Beginning Balance 12/31/15	$233,670	$233,670
Sales	(91,764)	(91,764)
Total realized gain (loss)	(4,549)	(4,549)
Net change in unrealized appreciation
(depreciation)	(51,469)	(51,469)
Transfers out of Level 3*	(85,888)	(85,888)
Ending Balance 03/31/16	$-	$-

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/16(1)
	$-	$-

*	The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at March 31, 2016.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at March 31, 2016 are as follows:

	Fair Value at	Valuation	Unobservable
	03/31/16	Technique(s)	Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities
Rights	$7,659	Market Transaction (1)	Discount	0%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	34,190	Market Transaction (1)	Discount	66% - 100% discount (67% discount)
Common Stocks	327,791	Method of Comparables Pricing (2)	Multiples	4.1 - 12.3 (6.3)
Corporate Note	212,500	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	958,141	Market Transaction (1)	Discount	0% - 100% discount (73% discount)
Common Stocks	5,720,364	Method of Comparables Pricing (2)	Multiples	4.1 - 12.3 (6.3)
Corporate Note	2,550,000	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	87,016	Market Transaction (1)	Discount	100% discount - 32% premium (95% discount)
Warrants	-	Market Transaction (1)	Discount	100%
Special Warrants	-	Market Transaction (1)	Discount	100%
Corporate Note	680,000	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Warrants	-	Market Transaction (1)	Discount	100%
Corporate Notes	675,712	Market Transaction (1)	Discount	0%

Emerging Europe Fund
Investments in Securities
Corporate Note	57,754	Market Transaction (1)	Discount	96%

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2016.

		Shares of Affiliated Companies
Global Resources Fund	December 31, 2015	Additions	Reductions	March 31, 2016
Agriterra Ltd.	69,849,776	–	–	69,849,776
Atlas African Industries Ltd.(a)	42,993,083	212,861,538	–	255,854,621
Caribbean Resources Corp.(b)	4,362,314	–	–	4,362,314
Pacific Green Energy Corp.	2,400,000	–	–	2,400,000
Sunridge Gold Corp.	10,933,788	–	–	10,933,788
Sunridge Gold Corp., Warrants	6,333,788	–	–	6,333,788

At March 31, 2016, the value of investments in affiliated companies was $5,089,675, representing 4.98% of net assets, and the total cost was $41,693,376. There was no realized gain (loss) on transactions and no income earned for the period.

		Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2015	Additions	Reductions	March 31, 2016
Argent Minerals Ltd.	17,100,000	–	–	17,100,000
Barsele Minerals Corp.	9,411,500	57,000	–	9,468,500
Barsele Minerals Corp., Warrants	1,850,000	–	–	1,850,000
Candente Gold Corp.	4,875,000	–	–	4,875,000
Canyon Resources Ltd.	10,006,593	–	–	10,006,593
Canyon Resources Ltd., Warrants	6,168,864	–	–	6,168,864
Cardinal Resources Ltd.	9,000,000	2,109,165	–	11,109,165
Cardinal Resources Ltd., Rights	1,500,000	–	–	1,500,000
Mammoth Resources Corp.	2,818,000	–	–	2,818,000
Mineral Mountain Resources Ltd.	10,000,000	–	–	10,000,000(c)
Mineral Mountain Resources Ltd., Warrants	3,500,000	–	–	3,500,000(c)
Orex Minerals, Inc.	9,510,000	1,277,000	(610,000)	10,177,000
Orex Minerals, Inc., Warrants	1,850,000	–	(600,000)	1,250,000
Source Exploration Corp.	4,975,000	–	–	4,975,000
Source Exploration Corp., Warrants	2,500,000	–	–	2,500,000
TriStar Gold, Inc.	17,994,000	2,740,500	(234,500)	20,500,000

At March 31, 2016, the value of investments in affiliated companies was $13,027,209, representing 11.95% of net assets, and the total cost was $10,070,580. Net realized gains on transactions were $137,811, and there was no interest income of earned for the period.

(a)	Effective March 17, 2016, Atlas Development & Support Services Ltd.’s name was changed to Atlas African Industries Ltd.
(b)	Effective February 10, 2016, Pacific Coal Resources Ltd.’s name was changed to Caribbean Resources Corp.
(c)	At March 31, 2016, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of March 31, 2016, the total cost of restricted securities was $739,125 and the total value was $574,481, representing 1.48% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of March 31, 2016, the total cost of restricted securities was $12,423,544 and the total value was $9,228,275, representing 9.03% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Algold Resources Ltd., Warrants (April 2018)	03/29/16	$0.00
Bonterra Resources, Inc., Warrants (December 2017)	02/16/16	$0.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Taurus Gold Ltd., 144A	05/31/11-05/29/13	$1.17
TMAC Resources, Inc.	03/18/16	$6.14
Western Exploration & Development Ltd., 144A, Special Warrants	08/04/97	$0.50

As of March 31, 2016, the total cost of restricted securities was $4,872,236, and the total value was $1,922,004, representing 1.76% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Caribbean Resources Corp. (formerly Pacific Coal S.A.), Corporate Note (June 2015)	12/15/14	$100.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of March 31, 2016, the total cost of restricted securities was $740,766, and the total value was $675,712, representing 0.79% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2016, there were no securities held in escrow by the custodian as cover for call options written.

There were no transactions in written call options during the period ended March 31, 2016.

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Open forward foreign currency contracts as of March 31, 2016, were as follows:

Fund Contract	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
World Precious Minerals Fund	Brown Brothers Harriman	CAD	49,000,000	USD	37,007,870	4/18/16-4/29/16	$36,285,911	$(721,959)
	Brown Brothers Harriman	USD	37,796,604	CAD	49,000,000	4/18/16-4/29/16	48,933,225	(66,775)

Gold and Precious Metals Fund	Brown Brothers Harriman	CAD	26,000,000	USD	19,642,006	4/18/16-4/29/16	19,264,096	(377,910)
	Brown Brothers Harriman	USD	20,055,790	CAD	26,000,000	4/18/16-4/29/16	25,964,126	(35,874)

Emerging Europe Fund	Brown Brothers Harriman	PLN	14,000,000	USD	3,507,032	4/1/2016	3,261,920	(245,112)
	Brown Brothers Harriman	USD	2,533,004	PLN	10,000,000	4/1/2016	10,147,099	147,099
	Brown Brothers Harriman	TRY	7,500,000	USD	2,541,339	4/18/2016	2,431,877	(109,462)
	Brown Brothers Harriman	USD	2,630,564	TRY	7,500,000	4/18/2016	7,520,238	20,238

Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2016:

Location	Global Resources Fund	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund
Asset derivatives
Investments, at value
Purchased options	$297,000	$89,625	$73,700	$199,500
Unrealized gain on
forward foreign
currency contracts	-	-	-	167,337
Liability derivatives
Unrealized loss on
forward foreign
currency contracts	-	(788,734)	(413,784)	(354,574)
Total	$297,000	$(699,109)	$(340,084)	$12,263

Notes to Portfolios of Investments (unaudited)	March 31, 2016

Tax Information
The following table presents the income tax basis of the securities owned as of March 31, 2016, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond Fund	$55,256,234	$272,137	$(8,838)	$263,299
Near-Term Tax Free Fund	89,152,967	1,623,775	(154,858)	1,468,917
All American Equity Fund	18,094,464	331,749	(72,857)	258,892
Holmes Macro Trends Fund	31,345,639	1,066,413	(1,045,202)	21,211
Global Resources Fund	164,177,378	10,103,212	(81,607,036)	(71,503,824)
World Precious Minerals Fund	153,168,774	25,973,278	(78,086,459)	(52,113,181)
Gold and Precious Metals Fund	58,724,750	19,118,271	(8,782,589)	10,335,682
Emerging Europe Fund	45,881,260	3,390,013	(5,859,565)	(2,469,552)
China Region Fund	13,087,201	1,159,823	(809,002)	350,821

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	05/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	05/26/2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	05/26/2016